Form 5500, Schedule H, Line 4(a)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Form 5500, Schedule H, Line 4(a)

			Total That Constitutes Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to the Plan		Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected		Contributions Corrected Outside Voluntary Fiduciary Correction Program	Contributions Pending Correction in Voluntary Fiduciary Correction Program	Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51
Period Withheld	Amount
2024	$7,750	☑	$—	*	$7,750	$—	$—
2025	$24,934	☑	$—	**	$24,934	$—	$—